Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Select Portfolios
Entity Central Index Key	0000320351
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Fidelity Real Estate Investment Portfolio
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Investment Portfolio
Class Name	Fidelity® Real Estate Investment Portfolio
Trading Symbol	FRESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Investment Portfolio	$ 65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially in health care. Stock picks in real estate services also boosted the fund's relative performance, as did an underweight in timber.
•The top individual relative contributor was an overweight in Ventas (+27%), one of the fund's largest holdings this period. Avoiding Alexandria Real Estate Equities, an index component that returned -31%, helped as well. Outsized exposure to CBRE (+37%), which was among the fund's biggest holdings, was another plus.
•In contrast, the biggest detractor from performance versus the real estate index was stock selection in the retail group. Picks and an overweight in industrial also hampered the fund's result, in addition to an underweight in health care.
•The biggest individual relative detractor was an overweight in Americold Realty Trust (-44%), though we increased our investment this period. Not owning Simon Property Group, an index component that gained 12%, also hurt. A larger-than index position in Prologis (-12%) pressured performance as well. The company was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to the self-storage industry and a higher allocation to other specialized real estate stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity® Real Estate Investment Portfolio $10,000 $12,400 $11,788 $12,157 $13,651 $12,812 $16,843 $16,469 $14,924 $16,459 $16,981 MSCI US IMI Real Estate 25/50 Linked Index $10,000 $12,092 $11,407 $11,847 $13,138 $10,996 $14,876 $14,246 $12,870 $14,251 $14,625 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Real Estate Investment Portfolio 3.17% 5.80% 5.44% MSCI US IMI Real Estate 25/50 Linked Index 2.63% 5.87% 3.87% S&P 500® Index 16.33% 15.88% 13.66% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,156,139,782
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 19,488,780
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,156,139,782
Number of Holdings	44
Total Advisory Fee	$19,488,780
Portfolio Turnover	35%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 35.6 Industrial REITs 15.6 Retail REITs 15.4 Residential REITs 13.7 Health Care REITs 11.2 Real Estate Management & Development 8.1 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) American Tower Corp 9.9 Prologis Inc 9.2 Equinix Inc 7.7 Welltower Inc 7.5 Kimco Realty Corp 4.5 Digital Realty Trust Inc 4.2 NNN REIT Inc 4.2 UDR Inc 4.0 Public Storage Operating Co 4.0 CBRE Group Inc Class A 3.9 59.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International Real Estate Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity® International Real Estate Fund
Trading Symbol	FIREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Real Estate Fund	$ 90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•A broad-based rally in global equity markets contributed to the strong performance of international real estate stocks for the 12 months ending July 31, 2025, partly attributable to rising foreign currencies versus the U.S. dollar and lower interest rates.
•Against this backdrop, security selection in Europe ex U.K., along with stock picks and an underweight in Asia Pacific ex Japan detracted from the fund's performance versus the FTSE EPRA/NAREIT Developed Ex North America Index for the fiscal year.
•By industry, the primary detractors from performance versus the real estate index were picks and an underweight in real estate operating companies. Also hurting our result were overweights in the multi-family residential and self-storage groups.
•The biggest individual relative detractor was an overweight in Big Yellow (-17%). The stock was among our biggest holdings. The second-largest relative detractor was an underweight in Sun Hung Kai Properties (+44%). The stock was not held at period end. An underweight in Link Real Estate Investment Trust (+42%) also detracted. The stock was not held at period end.
•In contrast, from a regional standpoint, an overweight in Europe ex U.K., primarily in Italy, and a non-index allocation to Canada contributed to the fund's performance versus the real estate index.
•By industry, the biggest relative contributor to performance was stock picking in internet services & infrastructure. Security selection in real estate development also boosted the fund's relative performance. Also contributing to our result was an overweight in health care.
•The top individual relative contributor was our stake in Sunevision Holdings (+159%). The stock was not held at period end. A second notable relative contributor was an underweight in Mitsui Fudosan (-12%). The stock was not held at period end. Another notable relative contributor was an underweight in Segro (-24%). The stock was not held at period end.
•Notable changes in geographic positioning include increased exposure to Belgium and a lower allocation to the United States. By industry, meaningful shifts included increased exposure to real estate operating companies and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity® International Real Estate Fund $10,000 $10,194 $11,187 $12,176 $12,966 $13,223 $17,036 $14,395 $12,784 $12,861 $13,450 FTSE® EPRA℠/NAREIT® Developed ex North America Index $10,000 $10,542 $10,894 $11,749 $12,215 $10,719 $13,828 $11,314 $10,228 $10,683 $11,854 MSCI EAFE Index $10,000 $9,264 $10,933 $11,658 $11,381 $11,212 $14,637 $12,569 $14,712 $16,398 $18,543 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® International Real Estate Fund 4.58% 0.34% 3.01% FTSE® EPRA℠/NAREIT® Developed ex North America Index 10.95% 2.03% 1.72% MSCI EAFE Index 13.08% 10.59% 6.37% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 324,780,846
Holdings Count | shares	75
Advisory Fees Paid, Amount	$ 2,572,880
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$324,780,846
Number of Holdings	75
Total Advisory Fee	$2,572,880
Portfolio Turnover	77%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 41.1 Specialized REITs 11.7 Residential REITs 11.2 Industrial REITs 10.2 Health Care REITs 5.9 Diversified REITs 3.4 Household Durables 3.3 Retail REITs 2.8 Health Care Providers & Services 2.6 Others 2.8 Common Stocks 95.0 Short-Term Investments and Net Other Assets (Liabilities) 5.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.0 Japan 20.7 Australia 14.1 United Kingdom 10.2 Singapore 9.3 Belgium 7.1 United States 7.0 France 4.9 Hong Kong 4.9 Germany 4.8 Others 17.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.7 Australia - 14.1 United Kingdom - 10.2 Singapore - 9.3 Belgium - 7.1 United States - 7.0 France - 4.9 Hong Kong - 4.9 Germany - 4.8 Others - 17.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wing Tai Holdings Ltd 4.9 Ingenia Communities Group unit 3.6 National Storage REIT unit 3.6 Arena REIT unit 3.2 Advance Residence Investment Corp 3.2 Big Yellow Group PLC (The) 3.2 Stockland unit 3.1 Tosei Corp 3.1 Health Care & Medical Investment Corp 3.0 Parkway Life Real Estate Investment Trust 2.9 33.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Real Estate Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class Z
Trading Symbol	FIKLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•A broad-based rally in global equity markets contributed to the strong performance of international real estate stocks for the 12 months ending July 31, 2025, partly attributable to rising foreign currencies versus the U.S. dollar and lower interest rates.
•Against this backdrop, security selection in Europe ex U.K., along with stock picks and an underweight in Asia Pacific ex Japan detracted from the fund's performance versus the FTSE EPRA/NAREIT Developed Ex North America Index for the fiscal year.
•By industry, the primary detractors from performance versus the real estate index were picks and an underweight in real estate operating companies. Also hurting our result were overweights in the multi-family residential and self-storage groups.
•The biggest individual relative detractor was an overweight in Big Yellow (-17%). The stock was among our biggest holdings. The second-largest relative detractor was an underweight in Sun Hung Kai Properties (+44%). The stock was not held at period end. An underweight in Link Real Estate Investment Trust (+42%) also detracted. The stock was not held at period end.
•In contrast, from a regional standpoint, an overweight in Europe ex U.K., primarily in Italy, and a non-index allocation to Canada contributed to the fund's performance versus the real estate index.
•By industry, the biggest relative contributor to performance was stock picking in internet services & infrastructure. Security selection in real estate development also boosted the fund's relative performance. Also contributing to our result was an overweight in health care.
•The top individual relative contributor was our stake in Sunevision Holdings (+159%). The stock was not held at period end. A second notable relative contributor was an underweight in Mitsui Fudosan (-12%). The stock was not held at period end. Another notable relative contributor was an underweight in Segro (-24%). The stock was not held at period end.
•Notable changes in geographic positioning include increased exposure to Belgium and a lower allocation to the United States. By industry, meaningful shifts included increased exposure to real estate operating companies and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,977 $11,210 $14,459 $12,239 $10,892 $10,977 $11,489 FTSE® EPRA℠/NAREIT® Developed ex North America Index $10,000 $10,809 $9,486 $12,237 $10,013 $9,052 $9,454 $10,490 MSCI EAFE Index $10,000 $9,930 $9,782 $12,770 $10,966 $12,836 $14,307 $16,179 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 4.66% 0.49% 2.05% FTSE® EPRA℠/NAREIT® Developed ex North America Index 10.95% 2.03% 0.70% MSCI EAFE Index 13.08% 10.59% 7.30% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 324,780,846
Holdings Count | shares	75
Advisory Fees Paid, Amount	$ 2,572,880
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$324,780,846
Number of Holdings	75
Total Advisory Fee	$2,572,880
Portfolio Turnover	77%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 41.1 Specialized REITs 11.7 Residential REITs 11.2 Industrial REITs 10.2 Health Care REITs 5.9 Diversified REITs 3.4 Household Durables 3.3 Retail REITs 2.8 Health Care Providers & Services 2.6 Others 2.8 Common Stocks 95.0 Short-Term Investments and Net Other Assets (Liabilities) 5.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.0 Japan 20.7 Australia 14.1 United Kingdom 10.2 Singapore 9.3 Belgium 7.1 United States 7.0 France 4.9 Hong Kong 4.9 Germany 4.8 Others 17.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.7 Australia - 14.1 United Kingdom - 10.2 Singapore - 9.3 Belgium - 7.1 United States - 7.0 France - 4.9 Hong Kong - 4.9 Germany - 4.8 Others - 17.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wing Tai Holdings Ltd 4.9 Ingenia Communities Group unit 3.6 National Storage REIT unit 3.6 Arena REIT unit 3.2 Advance Residence Investment Corp 3.2 Big Yellow Group PLC (The) 3.2 Stockland unit 3.1 Tosei Corp 3.1 Health Care & Medical Investment Corp 3.0 Parkway Life Real Estate Investment Trust 2.9 33.8
Fidelity Advisor International Real Estate Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class M
Trading Symbol	FIRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 146	1.43%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•A broad-based rally in global equity markets contributed to the strong performance of international real estate stocks for the 12 months ending July 31, 2025, partly attributable to rising foreign currencies versus the U.S. dollar and lower interest rates.
•Against this backdrop, security selection in Europe ex U.K., along with stock picks and an underweight in Asia Pacific ex Japan detracted from the fund's performance versus the FTSE EPRA/NAREIT Developed Ex North America Index for the fiscal year.
•By industry, the primary detractors from performance versus the real estate index were picks and an underweight in real estate operating companies. Also hurting our result were overweights in the multi-family residential and self-storage groups.
•The biggest individual relative detractor was an overweight in Big Yellow (-17%). The stock was among our biggest holdings. The second-largest relative detractor was an underweight in Sun Hung Kai Properties (+44%). The stock was not held at period end. An underweight in Link Real Estate Investment Trust (+42%) also detracted. The stock was not held at period end.
•In contrast, from a regional standpoint, an overweight in Europe ex U.K., primarily in Italy, and a non-index allocation to Canada contributed to the fund's performance versus the real estate index.
•By industry, the biggest relative contributor to performance was stock picking in internet services & infrastructure. Security selection in real estate development also boosted the fund's relative performance. Also contributing to our result was an overweight in health care.
•The top individual relative contributor was our stake in Sunevision Holdings (+159%). The stock was not held at period end. A second notable relative contributor was an underweight in Mitsui Fudosan (-12%). The stock was not held at period end. Another notable relative contributor was an underweight in Segro (-24%). The stock was not held at period end.
•Notable changes in geographic positioning include increased exposure to Belgium and a lower allocation to the United States. By industry, meaningful shifts included increased exposure to real estate operating companies and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,788 $10,676 $11,550 $12,227 $12,400 $15,882 $13,339 $11,792 $11,809 $12,278 FTSE® EPRA℠/NAREIT® Developed ex North America Index $10,000 $10,542 $10,894 $11,749 $12,215 $10,719 $13,828 $11,314 $10,228 $10,683 $11,854 MSCI EAFE Index $10,000 $9,264 $10,933 $11,658 $11,381 $11,212 $14,637 $12,569 $14,712 $16,398 $18,543 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 0.33% -0.91% 2.07% Class M (without 3.50% sales charge) 3.97% -0.20% 2.44% FTSE® EPRA℠/NAREIT® Developed ex North America Index 10.95% 2.03% 1.72% MSCI EAFE Index 13.08% 10.59% 6.37% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 324,780,846
Holdings Count | shares	75
Advisory Fees Paid, Amount	$ 2,572,880
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$324,780,846
Number of Holdings	75
Total Advisory Fee	$2,572,880
Portfolio Turnover	77%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 41.1 Specialized REITs 11.7 Residential REITs 11.2 Industrial REITs 10.2 Health Care REITs 5.9 Diversified REITs 3.4 Household Durables 3.3 Retail REITs 2.8 Health Care Providers & Services 2.6 Others 2.8 Common Stocks 95.0 Short-Term Investments and Net Other Assets (Liabilities) 5.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.0 Japan 20.7 Australia 14.1 United Kingdom 10.2 Singapore 9.3 Belgium 7.1 United States 7.0 France 4.9 Hong Kong 4.9 Germany 4.8 Others 17.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.7 Australia - 14.1 United Kingdom - 10.2 Singapore - 9.3 Belgium - 7.1 United States - 7.0 France - 4.9 Hong Kong - 4.9 Germany - 4.8 Others - 17.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wing Tai Holdings Ltd 4.9 Ingenia Communities Group unit 3.6 National Storage REIT unit 3.6 Arena REIT unit 3.2 Advance Residence Investment Corp 3.2 Big Yellow Group PLC (The) 3.2 Stockland unit 3.1 Tosei Corp 3.1 Health Care & Medical Investment Corp 3.0 Parkway Life Real Estate Investment Trust 2.9 33.8
Fidelity Advisor International Real Estate Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class I
Trading Symbol	FIRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•A broad-based rally in global equity markets contributed to the strong performance of international real estate stocks for the 12 months ending July 31, 2025, partly attributable to rising foreign currencies versus the U.S. dollar and lower interest rates.
•Against this backdrop, security selection in Europe ex U.K., along with stock picks and an underweight in Asia Pacific ex Japan detracted from the fund's performance versus the FTSE EPRA/NAREIT Developed Ex North America Index for the fiscal year.
•By industry, the primary detractors from performance versus the real estate index were picks and an underweight in real estate operating companies. Also hurting our result were overweights in the multi-family residential and self-storage groups.
•The biggest individual relative detractor was an overweight in Big Yellow (-17%). The stock was among our biggest holdings. The second-largest relative detractor was an underweight in Sun Hung Kai Properties (+44%). The stock was not held at period end. An underweight in Link Real Estate Investment Trust (+42%) also detracted. The stock was not held at period end.
•In contrast, from a regional standpoint, an overweight in Europe ex U.K., primarily in Italy, and a non-index allocation to Canada contributed to the fund's performance versus the real estate index.
•By industry, the biggest relative contributor to performance was stock picking in internet services & infrastructure. Security selection in real estate development also boosted the fund's relative performance. Also contributing to our result was an overweight in health care.
•The top individual relative contributor was our stake in Sunevision Holdings (+159%). The stock was not held at period end. A second notable relative contributor was an underweight in Mitsui Fudosan (-12%). The stock was not held at period end. Another notable relative contributor was an underweight in Segro (-24%). The stock was not held at period end.
•Notable changes in geographic positioning include increased exposure to Belgium and a lower allocation to the United States. By industry, meaningful shifts included increased exposure to real estate operating companies and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $10,215 $11,225 $12,222 $13,030 $13,302 $17,137 $14,488 $12,873 $12,956 $13,549 FTSE® EPRA℠/NAREIT® Developed ex North America Index $10,000 $10,542 $10,894 $11,749 $12,215 $10,719 $13,828 $11,314 $10,228 $10,683 $11,854 MSCI EAFE Index $10,000 $9,264 $10,933 $11,658 $11,381 $11,212 $14,637 $12,569 $14,712 $16,398 $18,543 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 4.58% 0.37% 3.08% FTSE® EPRA℠/NAREIT® Developed ex North America Index 10.95% 2.03% 1.72% MSCI EAFE Index 13.08% 10.59% 6.37% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 324,780,846
Holdings Count | shares	75
Advisory Fees Paid, Amount	$ 2,572,880
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$324,780,846
Number of Holdings	75
Total Advisory Fee	$2,572,880
Portfolio Turnover	77%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 41.1 Specialized REITs 11.7 Residential REITs 11.2 Industrial REITs 10.2 Health Care REITs 5.9 Diversified REITs 3.4 Household Durables 3.3 Retail REITs 2.8 Health Care Providers & Services 2.6 Others 2.8 Common Stocks 95.0 Short-Term Investments and Net Other Assets (Liabilities) 5.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.0 Japan 20.7 Australia 14.1 United Kingdom 10.2 Singapore 9.3 Belgium 7.1 United States 7.0 France 4.9 Hong Kong 4.9 Germany 4.8 Others 17.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.7 Australia - 14.1 United Kingdom - 10.2 Singapore - 9.3 Belgium - 7.1 United States - 7.0 France - 4.9 Hong Kong - 4.9 Germany - 4.8 Others - 17.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wing Tai Holdings Ltd 4.9 Ingenia Communities Group unit 3.6 National Storage REIT unit 3.6 Arena REIT unit 3.2 Advance Residence Investment Corp 3.2 Big Yellow Group PLC (The) 3.2 Stockland unit 3.1 Tosei Corp 3.1 Health Care & Medical Investment Corp 3.0 Parkway Life Real Estate Investment Trust 2.9 33.8
Fidelity Advisor International Real Estate Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class C
Trading Symbol	FIRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 196	1.93%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•A broad-based rally in global equity markets contributed to the strong performance of international real estate stocks for the 12 months ending July 31, 2025, partly attributable to rising foreign currencies versus the U.S. dollar and lower interest rates.
•Against this backdrop, security selection in Europe ex U.K., along with stock picks and an underweight in Asia Pacific ex Japan detracted from the fund's performance versus the FTSE EPRA/NAREIT Developed Ex North America Index for the fiscal year.
•By industry, the primary detractors from performance versus the real estate index were picks and an underweight in real estate operating companies. Also hurting our result were overweights in the multi-family residential and self-storage groups.
•The biggest individual relative detractor was an overweight in Big Yellow (-17%). The stock was among our biggest holdings. The second-largest relative detractor was an underweight in Sun Hung Kai Properties (+44%). The stock was not held at period end. An underweight in Link Real Estate Investment Trust (+42%) also detracted. The stock was not held at period end.
•In contrast, from a regional standpoint, an overweight in Europe ex U.K., primarily in Italy, and a non-index allocation to Canada contributed to the fund's performance versus the real estate index.
•By industry, the biggest relative contributor to performance was stock picking in internet services & infrastructure. Security selection in real estate development also boosted the fund's relative performance. Also contributing to our result was an overweight in health care.
•The top individual relative contributor was our stake in Sunevision Holdings (+159%). The stock was not held at period end. A second notable relative contributor was an underweight in Mitsui Fudosan (-12%). The stock was not held at period end. Another notable relative contributor was an underweight in Segro (-24%). The stock was not held at period end.
•Notable changes in geographic positioning include increased exposure to Belgium and a lower allocation to the United States. By industry, meaningful shifts included increased exposure to real estate operating companies and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class C $10,000 $10,093 $10,971 $11,815 $12,473 $12,579 $16,031 $13,401 $11,790 $11,833 $12,329 FTSE® EPRA℠/NAREIT® Developed ex North America Index $10,000 $10,542 $10,894 $11,749 $12,215 $10,719 $13,828 $11,314 $10,228 $10,683 $11,854 MSCI EAFE Index $10,000 $9,264 $10,933 $11,658 $11,381 $11,212 $14,637 $12,569 $14,712 $16,398 $18,543 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 2.53% -0.69% 2.12% Class C 3.53% -0.69% 2.12% FTSE® EPRA℠/NAREIT® Developed ex North America Index 10.95% 2.03% 1.72% MSCI EAFE Index 13.08% 10.59% 6.37% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 324,780,846
Holdings Count | shares	75
Advisory Fees Paid, Amount	$ 2,572,880
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$324,780,846
Number of Holdings	75
Total Advisory Fee	$2,572,880
Portfolio Turnover	77%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 41.1 Specialized REITs 11.7 Residential REITs 11.2 Industrial REITs 10.2 Health Care REITs 5.9 Diversified REITs 3.4 Household Durables 3.3 Retail REITs 2.8 Health Care Providers & Services 2.6 Others 2.8 Common Stocks 95.0 Short-Term Investments and Net Other Assets (Liabilities) 5.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.0 Japan 20.7 Australia 14.1 United Kingdom 10.2 Singapore 9.3 Belgium 7.1 United States 7.0 France 4.9 Hong Kong 4.9 Germany 4.8 Others 17.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.7 Australia - 14.1 United Kingdom - 10.2 Singapore - 9.3 Belgium - 7.1 United States - 7.0 France - 4.9 Hong Kong - 4.9 Germany - 4.8 Others - 17.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wing Tai Holdings Ltd 4.9 Ingenia Communities Group unit 3.6 National Storage REIT unit 3.6 Arena REIT unit 3.2 Advance Residence Investment Corp 3.2 Big Yellow Group PLC (The) 3.2 Stockland unit 3.1 Tosei Corp 3.1 Health Care & Medical Investment Corp 3.0 Parkway Life Real Estate Investment Trust 2.9 33.8
Fidelity Advisor International Real Estate Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class A
Trading Symbol	FIRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 120	1.18%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•A broad-based rally in global equity markets contributed to the strong performance of international real estate stocks for the 12 months ending July 31, 2025, partly attributable to rising foreign currencies versus the U.S. dollar and lower interest rates.
•Against this backdrop, security selection in Europe ex U.K., along with stock picks and an underweight in Asia Pacific ex Japan detracted from the fund's performance versus the FTSE EPRA/NAREIT Developed Ex North America Index for the fiscal year.
•By industry, the primary detractors from performance versus the real estate index were picks and an underweight in real estate operating companies. Also hurting our result were overweights in the multi-family residential and self-storage groups.
•The biggest individual relative detractor was an overweight in Big Yellow (-17%). The stock was among our biggest holdings. The second-largest relative detractor was an underweight in Sun Hung Kai Properties (+44%). The stock was not held at period end. An underweight in Link Real Estate Investment Trust (+42%) also detracted. The stock was not held at period end.
•In contrast, from a regional standpoint, an overweight in Europe ex U.K., primarily in Italy, and a non-index allocation to Canada contributed to the fund's performance versus the real estate index.
•By industry, the biggest relative contributor to performance was stock picking in internet services & infrastructure. Security selection in real estate development also boosted the fund's relative performance. Also contributing to our result was an overweight in health care.
•The top individual relative contributor was our stake in Sunevision Holdings (+159%). The stock was not held at period end. A second notable relative contributor was an underweight in Mitsui Fudosan (-12%). The stock was not held at period end. Another notable relative contributor was an underweight in Segro (-24%). The stock was not held at period end.
•Notable changes in geographic positioning include increased exposure to Belgium and a lower allocation to the United States. By industry, meaningful shifts included increased exposure to real estate operating companies and a lower allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,590 $10,500 $11,391 $12,098 $12,306 $15,807 $13,316 $11,804 $11,848 $12,344 FTSE® EPRA℠/NAREIT® Developed ex North America Index $10,000 $10,542 $10,894 $11,749 $12,215 $10,719 $13,828 $11,314 $10,228 $10,683 $11,854 MSCI EAFE Index $10,000 $9,264 $10,933 $11,658 $11,381 $11,212 $14,637 $12,569 $14,712 $16,398 $18,543 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -1.80% -1.12% 2.13% Class A (without 5.75% sales charge) 4.19% 0.06% 2.73% FTSE® EPRA℠/NAREIT® Developed ex North America Index 10.95% 2.03% 1.72% MSCI EAFE Index 13.08% 10.59% 6.37% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 324,780,846
Holdings Count | shares	75
Advisory Fees Paid, Amount	$ 2,572,880
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$324,780,846
Number of Holdings	75
Total Advisory Fee	$2,572,880
Portfolio Turnover	77%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 41.1 Specialized REITs 11.7 Residential REITs 11.2 Industrial REITs 10.2 Health Care REITs 5.9 Diversified REITs 3.4 Household Durables 3.3 Retail REITs 2.8 Health Care Providers & Services 2.6 Others 2.8 Common Stocks 95.0 Short-Term Investments and Net Other Assets (Liabilities) 5.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.0 Japan 20.7 Australia 14.1 United Kingdom 10.2 Singapore 9.3 Belgium 7.1 United States 7.0 France 4.9 Hong Kong 4.9 Germany 4.8 Others 17.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.7 Australia - 14.1 United Kingdom - 10.2 Singapore - 9.3 Belgium - 7.1 United States - 7.0 France - 4.9 Hong Kong - 4.9 Germany - 4.8 Others - 17.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wing Tai Holdings Ltd 4.9 Ingenia Communities Group unit 3.6 National Storage REIT unit 3.6 Arena REIT unit 3.2 Advance Residence Investment Corp 3.2 Big Yellow Group PLC (The) 3.2 Stockland unit 3.1 Tosei Corp 3.1 Health Care & Medical Investment Corp 3.0 Parkway Life Real Estate Investment Trust 2.9 33.8